Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for Loan and Lease Losses, Reserve Estimate Methodology, Historical Loss Period Factor	96 months	84 months
Beginning balance	$ 50,624	$ 56,494	$ 54,352
Charge-offs	19,403	20,799	14,290
Recoveries	(10,210)	(20,030)	(11,442)
Net charge-offs (recoveries)	9,193	769	2,848
Provision (Recovery)	8,557	(5,101)	4,990
Ending balance	49,988	50,624	56,494
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	13,434	13,694	10,719
Charge-offs	6,017	5,786	2,478
Recoveries	(809)	(1,259)	(1,373)
Net charge-offs (recoveries)	5,208	4,527	1,105
Provision (Recovery)	6,796	4,267	4,080
Ending balance	15,022	13,434	13,694
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10,432	9,197	8,808
Charge-offs	1,798	412	348
Recoveries	(810)	(3,671)	(2,241)
Net charge-offs (recoveries)	988	(3,259)	(1,893)
Provision (Recovery)	157	(2,024)	(1,504)
Ending balance	9,601	10,432	9,197
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	5,247	8,564	8,652
Charge-offs	105	1,436	470
Recoveries	(2,124)	(8,559)	(2,092)
Net charge-offs (recoveries)	(2,019)	(7,123)	(1,622)
Provision (Recovery)	(2,836)	(10,440)	(1,710)
Ending balance	4,430	5,247	8,564
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10,958	13,514	14,772
Charge-offs	1,208	3,014	2,352
Recoveries	(1,863)	(2,446)	(2,438)
Net charge-offs (recoveries)	(655)	568	(86)
Provision (Recovery)	(2,292)	(1,988)	(1,344)
Ending balance	9,321	10,958	13,514
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	10,553	11,524	11,401
Charge-offs	10,275	10,151	8,642
Recoveries	(4,603)	(4,094)	(3,295)
Net charge-offs (recoveries)	5,672	6,057	5,347
Provision (Recovery)	6,733	5,086	5,470
Ending balance	11,614	10,553	11,524
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	0	1	0
Charge-offs	0	0	0
Recoveries	(1)	(1)	(3)
Net charge-offs (recoveries)	(1)	(1)	(3)
Provision (Recovery)	(1)	(2)	(2)
Ending balance	$ 0	$ 0	$ 1